Note 14 - Cash Flow Information	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]

14. CASH FLOW INFORMATION

	Years Ended June 30,
	2026	2025	2024

(a) Reconciliation of Net Loss to Net Cash Flows Used In Operations
Net loss	(23,441,790)	(12,147,828)	(19,123,464)

Non-cash items
Depreciation of property and equipment	3,546	28,307	35,344
Depreciation on leased assets	111,990	111,408	112,185
Other	97,356	450,055	-
Share-based payment expenses	4,493,021	979,920	881,950
Foreign exchange gain	(90,123)	(259,433)	(261,152)
Changes in assets and liabilities
(Increase)/decrease in trade and other receivables	(3,761,550)	104,068	4,624,029
Decrease in other current assets (excepting term deposit)	463,156	1,081,363	252,986
(Decrease)/increase in trade and other payables	(549,244)	(2,044,457)	1,102,239
(Decrease) in other current liabilities	(6)	(99,861)	(11,935)
Increase/(decrease) in provision for employee entitlements	150,311	345,209	(218,006)

Net cash flows used in operating activities	(22,523,333)	(11,451,248)	(12,605,824)

(b) Reconciliation of Cash and Cash Equivalents

Cash and cash equivalents balance comprises:
- cash and cash equivalents on hand	37,317,962	33,158,642	12,638,885

Closing cash and cash equivalents balance	37,317,962	33,158,642	12,638,885

(c) Non-Cash Financing and Investing Activities

There were no non-cash financing and investing activities during the years ended June 30, 2026, 2025 and 2024.